BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impact on OCI from Impairment (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	(8,557,039)	(8,611,594)		$ (5,875,018)
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,608,992	18,935,757
Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	(34,080)	(99,017)
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (34,080)	$ (99,017)		(71,708)
Increase (decrease) due to application of IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets				(56,198)
After application application of IFRS 9 | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets			$ (7,077,572)
After application application of IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets			$ (127,906)	$ (127,906)